SEGMENT INFORMATION - Total Assets by Segment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SEGMENT INFORMATION
Total assets	$ 8,513,217	$ 2,980,224
Corporate
SEGMENT INFORMATION
Total assets	1,188,059	2,135,395
Operating segments
SEGMENT INFORMATION
Total assets	8,525,400	2,980,224
Operating segments | Operations [Member]
SEGMENT INFORMATION
Total assets	750,156	441,841
Operating segments | Cultivation
SEGMENT INFORMATION
Total assets	6,208,223
Operating segments | Investments
SEGMENT INFORMATION
Total assets	378,962	$ 402,988
Eliminations
SEGMENT INFORMATION
Total assets	$ (12,183)